GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
GOODWILL
Reporting unit | segment	10
Costs:
Beginning balance	$ 53,024	$ 25,096
Addition	210	28,340
Foreign currency adjustment	1,704	(412)
Ending balance	54,938	53,024	$ 25,096
Goodwill impairment loss	(8,791)	(337)
Goodwill, net	46,147	52,687
Impairment of Intangible Assets (Excluding Goodwill)	1,720	79	0
Impairment loss on goodwill	8,454	337	0
Impairment loss on long-lived assets	2,148
Impairment loss for intangible assets	$ 1,720	$ 79	$ 0